As filed with the SEC on August 26, 2010.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02273
TRANSAMERICA INCOME SHARES, INC.
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Date of fiscal year end: March 31
Date of reporting period: April 1, 2010 – June 30, 2010

Item 1. Schedule of Investments.
The unaudited Schedule of Investments of Registrant as of June 30, 2010 is attached.
Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

Transamerica Income Shares, Inc.
SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 7.9%
U.S. Treasury Bond
4.38%, 11/15/2039		$795	$858
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029		2,031	2,295
U.S. Treasury Note
0.88%, 04/30/2012		530	534
1.38%, 05/15/2013		2,500	2,530
3.50%, 05/15/2020		3,225	3,376
3.63%, 02/15/2020		1,235	1,305

Total U.S. Government Obligations (cost $10,544)			10,898

U.S. GOVERNMENT AGENCY OBLIGATION - 0.7%
Freddie Mac, IO
5.00%, 08/01/2035		5,220	902
Total U.S. Government Agency Obligation (cost $1,288)

FOREIGN GOVERNMENT OBLIGATIONS - 3.6%
Australia Government Bond
5.25%, 08/15/2010	AUD	1,400	1,179
Canada Housing Trust No. 1
3.15%, 06/15/2015	CAD	1,500	1,438
United Mexican States
7.00%, 06/19/2014	MXN	12,000	962
7.50%, 06/21/2012	MXN	17,500	1,413

Total Foreign Government Obligations (cost $5,081)			4,992

MORTGAGE-BACKED SECURITIES - 12.3%
American Tower Trust
Series 2007-1A, Class C
5.62%, 04/15/2037 - 144A		$1,555	1,637
Series 2007-1A, Class D
5.96%, 04/15/2037 - 144A		990	1,041
BCAP LLC Trust
Series 2009-RR10, Class 2A1
4.89%, 08/26/2035 - 144A *		777	773
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A *		1,006	1,014
Series 2009-RR14, Class 1A1
6.01%, 05/26/2037 - 144A * Ә		962	971
Series 2009-RR3, Class 2A1
5.62%, 05/26/2037 - 144A *		446	455
Series 2009-RR6, Class 2A1
5.34%, 08/26/2035 - 144A *		1,120	1,108
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A * Ә		1,095	1,095
Crown Castle Towers LLC
Series 2006-1A, Class C
5.47%, 11/15/2036 - 144A		1,100	1,139
Series 2006-1A, Class D
5.77%, 11/15/2036 - 144A		900	931
Jefferies & Co., Inc.
Series 2009-R7, Class 4A1
3.68%, 09/26/2034 - 144A *		795	791
Series 2009-R7, Class 12A1
5.35%, 08/26/2036 - 144A *		535	533
Series 2009-R7, Class 1A1
5.60%, 02/26/2036 - 144A *		909	923
Series 2009-R7, Class 16A1
5.64%, 12/26/2036 - 144A *		330	336
Series 2009-R9, Class 1A1
5.82%, 08/26/2046 - 144A *		796	809
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A		469	485
Series 2009-R2, Class 2A
6.34%, 12/26/2037 - 144A *		544	563
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.73%, 01/27/2047 - 144A *		887	879
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033		850	864
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *		374	377
Series 2003-L, Class 1A2
4.55%, 11/25/2033 *		323	330

Total Mortgage-Backed Securities (cost $16,214)			17,054

ASSET-BACKED SECURITIES - 4.6%
American Airlines Pass-Through Trust
Series 2001-2, Class A2
7.86%, 10/01/2011		1,350	1,374
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015		1,188	1,172
Delta Air Lines, Inc.
Series 2000-1, Class A-2
7.57%, 11/18/2010 ˆ		1,360	1,377
Gaz Capital SA for Gazprom
8.13%, 07/31/2014 - 144A ˆ		940	1,023
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016		1,267	1,362

Total Asset-Backed Securities (cost $6,183)			6,308

MUNICIPAL GOVERNMENT OBLIGATION - 0.8%
State of California
7.95%, 03/01/2036		1,035	1,100
Total Municipal Government Obligation (cost $1,036)

PREFERRED CORPORATE DEBT SECURITIES - 5.3%
Commercial Banks - 2.9%
PNC Financial Services Group, Inc.
8.25%, 05/21/2013 * Žˆ		1,250	1,283
Rabobank Nederland NV - Series U
11.00%, 06/30/2019 - 144A * Ž		1,095	1,352
Wells Fargo & Co. - Series K
7.98%, 03/15/2018 * Ž		1,440	1,484
Diversified Financial Services - 2.0%
City National Capital Trust I
9.63%, 02/01/2040 ˆ		1,380	1,452
ZFS Finance USA Trust II
6.45%, 06/15/2016 - 144A *		1,430	1,280
Insurance - 0.4%
Reinsurance Group of America, Inc. - Series A
6.75%, 12/15/2065 *ˆ		600	497

Total Preferred Corporate Debt Securities (cost $6,895)			7,348

The notes are an integral part of this report.
Transamerica Income Shares, Inc.		June 30, 2010 Form NQ

Transamerica Income Shares, Inc.
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES - 58.2%
Building Products - 0.4%
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 - 144A	$600	$609
Capital Markets - 0.6%
Raymond James Financial, Inc.
8.60%, 08/15/2019	700	824
Chemicals - 0.5%
Momentive Performance Materials, Inc.
9.75%, 12/01/2014 ˆ	765	723
Commercial Banks - 8.7%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	1,212	1,519
BBVA Bancomer, S.A.
7.25%, 04/22/2020 - 144A	800	789
City National Corp.
5.13%, 02/15/2013 ˆ	1,020	1,066
First Tennessee Bank NA
4.63%, 05/15/2013	1,400	1,384
M&I Marshall & Ilsley Bank
4.85%, 06/16/2015 ˆ	1,600	1,488
5.00%, 01/17/2017 ˆ	1,000	917
Regions Bank
7.50%, 05/15/2018 ˆ	1,465	1,487
Royal Bank of Scotland Group PLC
6.38%, 02/01/2011	700	708
Scotland International Finance
6.50%, 02/15/2011 - 144A	1,310	1,288
Zions Bancorporation
7.75%, 09/23/2014 ˆ	1,400	1,427
Construction Materials - 0.8%
Cemex Finance LLC
9.50%, 12/14/2016 - 144Aˆ	1,200	1,158
Consumer Finance - 0.5%
Cardtronics, Inc.
9.25%, 08/15/2013	739	746
Containers & Packaging - 2.2%
Graphic Packaging International, Inc.
9.50%, 06/15/2017 ˆ	2,375	2,482
Rexam PLC
6.75%, 06/01/2013 - 144A	530	571
Diversified Financial Services - 9.8%
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	1,415	1,553
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	1,500	1,500
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	1,305	1,378
Hyundai Capital Services, Inc.
6.00%, 05/05/2015 - 144A	1,226	1,313
International Lease Finance Corp.
5.45%, 03/24/2011 ˆ	775	764
Irish Life & Permanent Group Holdings PLC
3.60%, 01/14/2013 - 144A	1,500	1,486
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	1,110	1,135
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A	965	983
Selkirk Cogen Funding Corp. - Series A
8.98%, 06/26/2012	675	717
Sensus USA, Inc.
8.63%, 12/15/2013	300	293
TNK-BP Finance SA
7.50%, 03/13/2013 - 144Aˆ	680	717
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	1,515	1,591
Diversified Telecommunication Services - 2.0%
SBA Tower Trust
5.10%, 04/15/2017 - 144A	1,350	1,438
Sprint Capital Corp.
8.38%, 03/15/2012 ˆ	1,300	1,363
Electric Utilities - 0.9%
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012 ˆ	1,085	1,249
Energy Equipment & Services - 0.9%
Enterprise Products Operating LLC - Series A
8.38%, 08/01/2066 *ˆ	600	599
Weatherford International, Ltd.
9.63%, 03/01/2019 ˆ	545	657
Food & Staples Retailing - 1.4%
Ingles Markets, Inc.
8.88%, 05/15/2017 ˆ	1,055	1,073
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012 ˆ	915	915
Food Products - 2.1%
C&S Group Enterprises LLC
8.38%, 05/01/2017 - 144A	721	699
Lorillard Tobacco Co.
8.13%, 06/23/2019 ˆ	1,230	1,365
Michael Foods, Inc.
9.75%, 07/15/2018 - 144A	720	740
Gas Utilities - 1.1%
EQT Corp.
8.13%, 06/01/2019	1,190	1,401
Health Care Providers & Services - 1.4%
Community Health Systems, Inc.
8.88%, 07/15/2015	1,100	1,134
DaVita, Inc.
7.25%, 03/15/2015	750	750
Hotels, Restaurants & Leisure - 1.9%
MGM Resorts International
8.38%, 02/01/2011 ˆ	1,645	1,662
Pokagon Gaming Authority
10.38%, 06/15/2014 - 144A	1,000	1,035
Household Durables - 0.4%
Lennar Corp.
12.25%, 06/01/2017 ˆ	450	513
Insurance - 4.7%
American Financial Group, Inc.
9.88%, 06/15/2019	920	1,100
Chubb Corp.
6.38%, 03/29/2067 *ˆ	729	700
Fidelity National Financial, Inc.
6.60%, 05/15/2017	1,495	1,491
Oil Insurance, Ltd.
7.56%, 06/30/2011 - 144A * Ž	2,004	1,744
Travelers Cos., Inc.
6.25%, 03/15/2037 *	1,580	1,483

The notes are an integral part of this report.
Transamerica Income Shares, Inc.		June 30, 2010 Form NQ

Transamerica Income Shares, Inc.
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Machinery - 0.8%
Polypore, Inc.
8.75%, 05/15/2012 ˆ	$450	$451
Valmont Industries, Inc.
6.63%, 04/20/2020 ˆ	630	646
Media - 0.6%
Lions Gate Entertainment, Inc.
10.25%, 11/01/2016 - 144A	775	771
Metals & Mining - 3.1%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A	1,165	1,499
Edgen Murray Corp.
12.25%, 01/15/2015 - 144A	800	676
FMG Finance Property, Ltd.
10.63%, 09/01/2016 - 144A	500	550
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019 ˆ	1,100	1,443
Multi-Utilities - 0.5%
Black Hills Corp.
9.00%, 05/15/2014	640	748
Oil, Gas & Consumable Fuels - 3.9%
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	880	923
Opti Canada, Inc.
8.25%, 12/15/2014	1,000	870
Petrohawk Energy Corp.
9.13%, 07/15/2013 ˆ	1,000	1,043
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	571	651
Petroleum Development Corp.
12.00%, 02/15/2018	400	413
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144Aˆ	1,385	1,530
Paper & Forest Products - 1.8%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 - 144A Ω	1,230	1,101
Exopack Holding Corp.
11.25%, 02/01/2014	1,375	1,392
Real Estate Investment Trusts - 4.0%
Dexus Property Group
7.13%, 10/15/2014 - 144A	1,310	1,427
Digital Realty Trust, LP
5.88%, 02/01/2020 - 144A	607	619
Duke Realty, LP
7.38%, 02/15/2015 ˆ	1,135	1,259
Kilroy Realty, LP
6.63%, 06/01/2020 - 144A	700	713
PPF Funding, Inc.
5.35%, 04/15/2012 - 144A	1,515	1,539
Real Estate Management & Development - 1.0%
Post Apartment Homes, LP
5.45%, 06/01/2012	1,380	1,432
Specialty Retail - 1.4%
Michaels Stores, Inc.
11.38%, 11/01/2016 ˆ	1,100	1,144
Sally Holdings LLC
9.25%, 11/15/2014 ˆ	750	778
Transportation Infrastructure - 0.8%
Kansas City Southern de Mexico SA de CV
12.50%, 04/01/2016	650	776
Martin Midstream Partners & Finance
8.88%, 04/01/2018 - 144A	350	347

Total Corporate Debt Securities (cost $74,618)		80,468

	Shares	Value

CONVERTIBLE PREFERRED STOCK - 0.9%
Diversified Financial Services - 0.9%
Vale Capital II 6.75% ▲ˆ	17,000	$1,196
Total Convertible Preferred Stock (cost $1,280)

PREFERRED STOCKS - 1.2%
Commercial Banks - 0.6%
BB&T Capital Trust VI 6.69% ▲ˆ	29,500	803
Diversified Telecommunication Services - 0.6%
Centaur Funding Corp. 9.08% - 144A	852	886

Total Preferred Stocks (cost $1,575)		1,689

	Principal	Value

CONVERTIBLE BONDS - 1.1%
Automobiles - 0.4%
Ford Motor Co.
4.25%, 11/15/2016	$430	536
Software - 0.7%
Salesforce.com, Inc.
0.75%, 01/15/2015 - 144A ˆ	900	1,041

Total Convertible Bonds (cost $1,330)		1,577

	Shares	Value

SECURITIES LENDING COLLATERAL - 14.8%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.25% ▲	20,476,155	20,476
Total Securities Lending Collateral (cost $20,476)

	Principal	Value

REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Co.
0.00% ▲, dated 06/30/2010, to be repurchased at $3,804 on 07/01/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $3,881.	$3,804	3,804
Total Repurchase Agreement (cost $3,804)

Total Investment Securities (cost $150,324) #		157,812
Other Assets and Liabilities - Net		(19,483)

Net Assets		$138,329

The notes are an integral part of this report.
Transamerica Income Shares, Inc.		June 30, 2010 Form NQ

Transamerica Income Shares, Inc.
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTES TO SCHEUDLE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 06/30/2010.

Ә	Security fair valued as determined in good faith in accordance with procedures established by the Fund’s Board of Directors. This security had a market value of $2,066, or 1.49% of the fund’s net assets.

Ω	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock.

ˆ	All or a portion of this security is on loan. The value of all securities on loan is $20,052.

Ž	The security has a perpetual maturity. The date shown is the next call date.

▲	Rate shown reflects the yield at 06/30/2010.

#	Aggregate cost for federal income tax purposes is $150,324. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,494 and $1,006, respectively. Net unrealized appreciation for tax purposes is $7,488.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2010, these securities aggregated $56,657, or 40.96%, of the fund’s net assets.

AUD	Australian Dollar

CAD	Canadian Dollar

IO	Interest Only

MXN	Mexican Peso

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities — Financials	$1,999	$—	$—	$1,999
Equities — Telecommunication Services	886	—	—	886
Fixed Income — Asset-Backed Security	—	6,308	—	6,308
Fixed Income — Consumer Discretionary	—	6,438	—	6,438
Fixed Income — Consumer Staples	—	4,792	—	4,792
Fixed Income — Energy	—	6,686	—	6,686
Fixed Income — Financials	—	47,929	—	47,929
Fixed Income — Foreign Government Obligation	—	4,992	—	4,992
Fixed Income — Health Care	—	1,884	—	1,884
Fixed Income — Industrials	—	3,930	—	3,930
Fixed Income — Information Technology	—	2,479	—	2,479
Fixed Income — Materials	—	10,494	—	10,494
Fixed Income — Mortgage-Backed Security	—	17,054	—	17,054
Fixed Income — Municipal Government Obligation	—	1,100	—	1,100
Fixed Income — Telecommunication Services	—	1,363	—	1,363
Fixed Income — U.S. Government Agency Obligation	—	902	—	902
Fixed Income — U.S. Government Obligation	—	10,898	—	10,898
Fixed Income — Utilities	—	3,398	—	3,398
Cash & Cash Equivalent — Securities Lending Collateral	20,476	—	—	20,476
Cash & Cash Equivalent — Repurchase Agreement	—	3,804	—	3,804

Total	$23,361	$134,451	$—	$157,812

The notes are an integral part of this report.
Transamerica Income Shares, Inc.		June 30, 2010 Form NQ

Transamerica Income Shares, Inc.
NOTES TO THE SCHEDULE OF INVESTMENTS
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities are translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Fund is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Fund enters into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
There were no open forward foreign currency contracts at June 30, 2010.
Treasury inflation-protected securities (“TIPS”): The Fund invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.
The PIKs at June 30, 2010 are listed in the Schedule of Investments.

Transamerica Income Shares, Inc.	Page 5	June 30, 2010 Form NQ

Transamerica Income Shares, Inc.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 1. (continued)
Market and credit risk: On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced additional steps taken by it in connection with the conservatorship. The U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations associated with its mortgage-backed securities, including its guaranty obligations. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Transamerica Income Shares, Inc.		June 30, 2010 Form NQ

Transamerica Income Shares, Inc.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
At June 30, 2010
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Foreign securities for which the primary trading market closes at the same time or after the NYSE are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreement, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s Valuation Committee under the supervision of the Fund’s Board of Directors.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2010, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are disclosed at the end of the Fund’s Schedule of Investments.

Transamerica Income Shares, Inc.		June 30, 2010 Form NQ

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc. (Registrant)
By:	/s/ John K. Carter
Chief Executive Officer
Date: August 26, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter Chief Executive Officer
Date:	August 26, 2010

By:	/s/ Robert A. DeVault, Jr. Principal Financial Officer
Date:	August 26, 2010